Provision for Credit Losses, Net of Increase in Guaranteed Recoverable Assets (Tables)	12 Months Ended
Dec. 31, 2023
Provision for Credit Losses [Abstract]
Schedule of Provision for Credit Losses
	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Home equity loans	257,624,013	(55,755,647)	57,110,646
Corporate loans	-	(24,693,114)	(31,271,295)
Debt securities	(5,403,084)	(10,565,475)	6,209,195
Guarantee liabilities	(3,182,958)	(145,049,258)	(149,512,430)
Interest and financing service fee receivables	49,429,922	7,947,030	5,020,090
Other assets	-	(9,968,399)	(64,839,204)
Total	298,467,893	(238,084,863)	(177,282,998)